PROPERTY AND EQUIPMENT, NET - Depreciation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Depreciation expense
Depreciation of property and equipment	¥ 212,873	¥ 135,864	¥ 77,946
Cost of revenue
Depreciation expense
Depreciation of property and equipment	206,724	131,097	71,024
General and administrative expenses
Depreciation expense
Depreciation of property and equipment	5,425	¥ 4,767	¥ 6,922
Research and development expenses
Depreciation expense
Depreciation of property and equipment	¥ 724